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                                                            [LOGO OF MetLife(R)]

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166


May 3, 2016

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Metropolitan Life Insurance Company
      Metropolitan Life Separate Account E
      File Nos. 333-83716/811-04001
      (MetLife Financial Freedom Select(R) (e and eBonus, and B, L, C)) Rule 497(j) Certification
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Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus (e and eBonus) dated May 1, 2016 and Prospectus (B, L, C) dated
May 1, 2016 and Statement of Additional Information ("SAI") dated May 1, 2016 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and SAI contained in Post-Effective Amendment No. 20 for the Account filed electronically with the Commission on April 14, 2016.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,


/s/ Michele H. Abate
Michele H. Abate
Vice President and Associate General Counsel
Metropolitan Life Insurance Company